Stock Incentive Plans (Stock options outstanding) (Details 2) (USD $)	9 Months Ended	12 Months Ended	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	1,303,504	284,829	1,303,504	284,829	578,257
Options Outstanding, Weighted Average Remaining Exercise Price	$ 9.35	$ 39.46	$ 9.35	$ 39.46	$ 26.22
Options Exercisable, Number Exercisable	408,504	246,559	408,504	194,058
Options Exercisable, Weighted Average Exercise Price	$ 27.5	$ 45.28	$ 27.5	$ 56.62
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	1,303,504	284,829	1,303,504
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	8 years 26 days	6 years 4 months 21 days
Options Outstanding, Weighted Average Remaining Exercise Price	$ 9.35	$ 39.39	$ 9.35
Options Exercisable, Number Exercisable	408,504	246,559	408,504
Options Exercisable, Weighted Average Exercise Price	$ 27.5	$ 45.19	$ 27.5
Options Outstanding, Weighted-Average Remaining Contractual Life, Exercisable (in years)	5 years 5 months 9 days	6 years 2 months 9 days
Stock options | $0.01 - $1.07
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	$ 0.01
Upper range of price	$ 1.07
Options Outstanding, Number Outstanding	1,019,000		1,019,000
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	8 years 9 months
Options Outstanding, Weighted Average Remaining Exercise Price	$ 1.07		$ 1.07
Options Exercisable, Number Exercisable	124,000		124,000
Options Exercisable, Weighted Average Exercise Price	$ 1.07		$ 1.07
Stock options | $2.00 - $2.20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	$ 2.00	$ 2.00
Upper range of price	$ 2.20	$ 2.20
Options Outstanding, Number Outstanding	154,288	154,288	154,288
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6 years 11 months 1 day	7 years 7 months 28 days
Options Outstanding, Weighted Average Remaining Exercise Price	$ 2.02	$ 2.02	$ 2.02
Options Exercisable, Number Exercisable	154,288	116,018	154,288
Options Exercisable, Weighted Average Exercise Price	$ 2.02	$ 2.02	$ 2.02
Stock options | $11.60 - $50.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	$ 11.60	$ 11.60
Upper range of price	$ 50.00	$ 50.00
Options Outstanding, Number Outstanding	11,175	39,406	11,175
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	5 years 9 months 4 days	5 years 4 months 28 days
Options Outstanding, Weighted Average Remaining Exercise Price	$ 22.44	$ 37.61	$ 22.44
Options Exercisable, Number Exercisable	11,175	39,406	11,175
Options Exercisable, Weighted Average Exercise Price	$ 22.44	$ 37.61	$ 22.44
Stock options | $50.01 - $90.80
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price		$ 50.00
Upper range of price		$ 90.80
Options Outstanding, Number Outstanding		56,463
Options Outstanding, Weighted Average Remaining Contractual Life (in years)		4 years 9 months 29 days
Options Outstanding, Weighted Average Remaining Exercise Price		$ 70.24
Options Exercisable, Number Exercisable		56,463
Options Exercisable, Weighted Average Exercise Price		$ 70.24
Stock options | $127.60 - $207.60
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price		$ 127.60
Upper range of price		$ 207.60
Options Outstanding, Number Outstanding		33,666
Options Outstanding, Weighted Average Remaining Contractual Life (in years)		4 years 5 months 12 days
Options Outstanding, Weighted Average Remaining Exercise Price		$ 148.20
Options Exercisable, Number Exercisable		33,666
Options Exercisable, Weighted Average Exercise Price		$ 148.20
Stock options | $420.00 - $588.80
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price		$ 420.00
Upper range of price		$ 588.80
Options Outstanding, Number Outstanding		1,006
Options Outstanding, Weighted Average Remaining Contractual Life (in years)		1 year 9 months 18 days
Options Outstanding, Weighted Average Remaining Exercise Price		$ 485.37
Options Exercisable, Number Exercisable		1,006
Options Exercisable, Weighted Average Exercise Price		$ 467.05
Stock options | $50.01 - $90.80
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price			$ 50.01
Upper range of price			$ 90.80
Options Outstanding, Number Outstanding	84,694		84,694
Options Outstanding, Weighted Average Remaining Contractual Life (in years)			4 years 1 month 20 days
Options Outstanding, Weighted Average Remaining Exercise Price	$ 61.40		$ 61.40
Options Exercisable, Number Exercisable	84,694		84,694
Options Exercisable, Weighted Average Exercise Price	$ 61.40		$ 61.40
Stock options | $127.60 - $167.60
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	$ 127.60
Upper range of price	$ 167.60
Options Outstanding, Number Outstanding	28,166		28,166
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 2 months 1 day
Options Outstanding, Weighted Average Remaining Exercise Price	$ 136.60		$ 136.60
Options Exercisable, Number Exercisable	28,166		28,166
Options Exercisable, Weighted Average Exercise Price	$ 136.60		$ 136.60
Stock options | $207.60 - $588.80
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	$ 207.60
Upper range of price	$ 588.80
Options Outstanding, Number Outstanding	6,181		6,181
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 6 months 7 days
Options Outstanding, Weighted Average Remaining Exercise Price	$ 241.28		$ 241.28
Options Exercisable, Number Exercisable	6,181		6,181
Options Exercisable, Weighted Average Exercise Price	$ 241.28		$ 241.28